Drinker Biddle & Reath LLP

191 N. Wacker Drive

Suite 3700

Chicago, IL 60606-1698

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

July 16, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FlexShares Trust

(File Nos. 333-173967 and 811-22555) (the “Registrant”)

Dear Sir or Madam:

On behalf of the Registrant, I hereby transmit for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended (the “1933 Act”), exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the prospectus supplement for the FlexShares® Ready Access Variable Income Fund dated July 2, 2015, filed pursuant to Rule 497(e) on July 2, 2015 (accession number: 0001193125-15-243267).

Questions and comments may be directed to the undersigned at (312) 569-1167.

Very truly yours,

/s/ Veena K. Jain
Veena K. Jain

Enclosures:

cc:	Peter K. Ewing

Craig R. Carberry, Esq.